[EATON VANCE LOGO]

EATON VANCE
EQUITY
RESEARCH
FUND

Semiannual Report April 30, 2002


Eaton Vance Equity Research Fund as of April 30, 2002

INVESTMENT UPDATE

[PHOTO WITH CAPTION "Walter Row, Portfolio Coordinator"]

Investment Environment
--------------------------------------------------------------------------

* The U.S. economy, still suffering hangover effects of the slowdown which followed the largest expansion in U.S. history, is beginning to show signs of recovery. GDP showed a stronger-than-expected annualized gain of 5.8% in the first quarter, while consumer spending remained strong.

* Despite some encouraging news, a full-scale recovery cannot be declared as recent data have done little to clarify the overall U.S. economic outlook. Capital spending and business investment have yet to show signs of life, and unemployment continues to rise as corporations attempt to wring out the excess of the late 1990s.

The Fund
--------------------------------------------------------------------------

The Past Six Months

* The Fund's inception was November 1, 2001. For the period ended
  April 30, 2002, the Fund's shares had a total return of 1.20%, the result of an increase in net asset value (NAV) from $10.00 to $10.12. 1

* For comparison, during the six months ended April 30, 2002, the S&P 500 had a return of -0.03%. 2

Management Discussion
--------------------------------------------------------------------------

* Because this is the first reporting period for Eaton Vance Equity
  Research Fund, we would like to briefly discuss the Fund's management process. Securities are selected by a team of investment analysts in the Eaton Vance equity research group. Each analyst specializes in an area of coverage and is responsible for Fund investments within his or her area of research coverage. The portfolio coordinator overseas the Fund and determines sector allocations based on research analyst recommendations. The benchmark for sector allocations is the S&P 500 sector weightings.

* While the objective of the Fund is not to mirror the S&P 500, the Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the Standard & Poor's 500 Composite Index. The top three sector allocations of the Fund for the six-months ended April 30 were Banks, Medical-Drugs and Electronics-Semiconductors. The top three sectors in the S&P 500 for the same period were financials, information technology and health care.

* With the investment environment mired in uncertainty over the last six-months, the Fund has focused on companies with sound fundamentals and competitive advantages in the marketplace. Our largest holding for the period was Pfizer. The pharmaceutical company has exhibited consistent earnings growth and has benefited from their strong portfolio of drugs, which include Lipitor, Zoloft and Celebrex.

* The volatility over the past six months has created many opportunities for purchases within our sector concentrations. Through selective purchasing, the Fund is well positioned to benefit from the long-term earnings growth and price appreciation of its holdings.

--------------------------------------------------------------------------
Fund Information
as of April 30, 2002

Performance 3
----------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------
Life of Fund+                          1.20%

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
----------------------------------------------------
Life of Fund+                         -4.62%

+ Inception Date - 11/01/01

Ten Largest Holdings 4 By total net assets
----------------------------------------------------
Pfizer, Inc.                            3.9%
Citigroup, Inc.                         2.3
General Electric Co.                    2.2
American International Group, Inc.      2.2
Washington Mutual, Inc.                 1.7
Bank of America                         1.6
Johnson & Johnson Co.                   1.6
General Dynamics                        1.5
Exxon Mobile Corp.                      1.5
IBM                                     1.4

1 These returns do not include the 5.75% maximum sales charge.
2 The S&P 500 Composite Index is an unmanaged index commonly used as a measure of U.S. stock market performance. It is not possible to invest directly in an Index.
3 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.
4 Ten largest holdings accounted for 19.90% of the Fund's net assets.
  Holdings are subject to change.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

----------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
----------------------------------------------------------------------------


Eaton Vance Equity Research Fund as of April 30, 2002
PORTFOLIO OF INVESTMENTS (UNAUDITED)

Common Stocks -- 99.4%

Security                                              Shares            Value
------------------------------------------------------------------------------

Advertising -- 0.4%
------------------------------------------------------------------------------
Omnicom Group, Inc.                                       24         $  2,094
TMP Worldwide, Inc.(1)                                    35            1,056
------------------------------------------------------------------------------
                                                                     $  3,150
------------------------------------------------------------------------------

Advertising and Marketing Services -- 0.2%
------------------------------------------------------------------------------
The Interpublic Group of Cos., Inc.                       60         $  1,853
------------------------------------------------------------------------------

Aerospace and Defense -- 2.6%
------------------------------------------------------------------------------
General Dynamics Corp.                                   116         $ 11,262
Northrop Grumman Corp.                                    69            8,325
------------------------------------------------------------------------------
                                                                     $ 19,587
------------------------------------------------------------------------------

Banks -- 7.3%
------------------------------------------------------------------------------
Bank of America Corp.                                    168         $ 12,177
Charter One Financial, Inc.                              130            4,599
Fifth Third Bancorp                                       55            3,772
FleetBoston Financial Corp.                              106            3,742
Mellon Financial Corp.                                    78            2,945
SouthTrust Corp.                                         172            4,589
SunTrust Banks, Inc.                                      45            3,059
U.S. Bancorp                                             166            3,934
Washington Mutual, Inc.                                  336           12,677
Wells Fargo & Co.                                         67            3,427
------------------------------------------------------------------------------
                                                                     $ 54,921
------------------------------------------------------------------------------

Beverages -- 2.6%
------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                112         $  5,936
Coca-Cola Company (The)                                   93            5,162
PepsiCo, Inc.                                            155            8,044
------------------------------------------------------------------------------
                                                                     $ 19,142
------------------------------------------------------------------------------

Broadcasting and Cable -- 1.3%
------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)                     70         $  3,286
Comcast Corp., Class A(1)                                111            2,969
Univision Communications, Inc.(1)                         87            3,476
------------------------------------------------------------------------------
                                                                     $  9,731
------------------------------------------------------------------------------

Building - Residential -- 0.2%
------------------------------------------------------------------------------
Centex Corp.                                              20         $  1,126
------------------------------------------------------------------------------

Business Services -- 0.4%
------------------------------------------------------------------------------
First Data Corp.                                          42         $  3,339
------------------------------------------------------------------------------

Chemicals -- 1.4%
------------------------------------------------------------------------------
Dow Chemical Co. (The)                                   113         $  3,593
E.I. du Pont de Nemours & Co.                             75            3,337
Sigma-Aldrich Corp.                                       74            3,506
------------------------------------------------------------------------------
                                                                     $ 10,436
------------------------------------------------------------------------------

Communications Services -- 3.4%
------------------------------------------------------------------------------
Alltel Corp.                                              75         $  3,712
BellSouth Corp.                                          182            5,524
CenturyTel, Inc.                                         125            3,462
SBC Communications, Inc.                                 257            7,982
Verizon Communications, Inc.                             110            4,412
------------------------------------------------------------------------------
                                                                     $ 25,092
------------------------------------------------------------------------------

Computer Services -- 1.3%
------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                     186         $  6,062
Unisys Corp.(1)                                          298            4,023
------------------------------------------------------------------------------
                                                                     $ 10,085
------------------------------------------------------------------------------

Computer Software -- 0.4%
------------------------------------------------------------------------------
Computer Associates International, Inc.                   77         $  1,432
VERITAS Software Corp.(1)                                 43            1,219
------------------------------------------------------------------------------
                                                                     $  2,651
------------------------------------------------------------------------------

Computers and Business Equipment -- 2.8%
------------------------------------------------------------------------------
Compaq Computer Corp.                                    438         $  4,446
Dell Computer Corp.(1)                                   153            4,030
International Business Machines Corp.                    126           10,554
Sun Microsystems, Inc.(1)                                241            1,971
------------------------------------------------------------------------------
                                                                     $ 21,001
------------------------------------------------------------------------------

Consumer Non-Durables -- 3.2%
------------------------------------------------------------------------------
Gillette Co.                                             137         $  4,861
Philip Morris Co., Inc.                                  163            8,872
Procter & Gamble Co.                                     113           10,199
------------------------------------------------------------------------------
                                                                     $ 23,932
------------------------------------------------------------------------------

Consumer Products - Miscellaneous -- 1.0%
------------------------------------------------------------------------------
Fortune Brands, Inc.                                     141         $  7,369
------------------------------------------------------------------------------

Containers and Packaging -- 0.0%
------------------------------------------------------------------------------
Ball Corp.                                                 4         $    190
------------------------------------------------------------------------------

Diversified Manufacturing and Services -- 3.7%
------------------------------------------------------------------------------
3M Co.                                                    46         $  5,787
General Electric Co.                                     516           16,280
Honeywell International, Inc.                            153            5,612
------------------------------------------------------------------------------
                                                                     $ 27,679
------------------------------------------------------------------------------

Drugs -- 3.0%
------------------------------------------------------------------------------
Abbott Laboratories                                      111         $  5,988
Allergan, Inc.                                           105            6,921
King Pharmaceuticals, Inc.                               123            3,855
Wyeth                                                     98            5,586
------------------------------------------------------------------------------
                                                                     $ 22,350
------------------------------------------------------------------------------

Electric Utilities -- 1.3%
------------------------------------------------------------------------------
Constellation Energy Group                               177         $  5,650
Potomac Electric Power                                   162            3,703
------------------------------------------------------------------------------
                                                                     $  9,353
------------------------------------------------------------------------------

Electronic Manufacturing Services -- 0.1%
------------------------------------------------------------------------------
Sanmina-SCI Corp.(1)                                      94         $    978
------------------------------------------------------------------------------

Electronics -- 0.7%
------------------------------------------------------------------------------
Adobe Systems, Inc.                                       46         $  1,838
Emerson Electric Co.                                      69            3,684
------------------------------------------------------------------------------
                                                                     $  5,522
------------------------------------------------------------------------------

Electronics - Instruments -- 0.2%
------------------------------------------------------------------------------
Thermo Electron Corp.(1)                                  78         $  1,474
------------------------------------------------------------------------------

Electronics - Semiconductors -- 5.3%
------------------------------------------------------------------------------
Altera Corp.(1)                                          121         $  2,488
Analog Devices, Inc.(1)                                   64            2,365
Broadcom Corp., Class A(1)                                71            2,449
Intel Corp.                                              299            8,554
KLA-Tencor Corp.(1)                                       60            3,538
Linear Technology Corp.                                  100            3,886
Maxim Integrated Products, Inc.(1)                       116            5,777
Novellus System, Inc.(1)                                  87            4,124
PMC-Sierra, Inc.(1)                                      244            3,797
QLogic Corp.(1)                                           62            2,834
------------------------------------------------------------------------------
                                                                     $ 39,812
------------------------------------------------------------------------------

Entertainment -- 1.4%
------------------------------------------------------------------------------
AOL Time Warner, Inc.(1)                                 159         $  3,024
Viacom Inc., Class A(1)                                   82            3,865
Walt Disney Co. (The)                                    149            3,454
------------------------------------------------------------------------------
                                                                     $ 10,343
------------------------------------------------------------------------------

Entertainment and Leisure -- 0.3%
------------------------------------------------------------------------------
Carnival Corp.                                            60         $  1,999
------------------------------------------------------------------------------

Financial Services -- 5.3%
------------------------------------------------------------------------------
Citigroup, Inc.                                          403         $ 17,450
Federal National Mortgage Assoc.                         118            9,314
Federal National Mortgage Corp.                          113            7,385
Intuit, Inc.(1)                                           44            1,724
J.P. Morgan Chase & Co.                                  101            3,545
------------------------------------------------------------------------------
                                                                     $ 39,418
------------------------------------------------------------------------------

Foods -- 1.5%
------------------------------------------------------------------------------
Hershey Foods Corp.                                       44         $  2,992
Sara Lee Corp.                                           382            8,091
------------------------------------------------------------------------------
                                                                     $ 11,083
------------------------------------------------------------------------------

Health Services -- 2.1%
------------------------------------------------------------------------------
First Health Group Corp.                                 137         $  3,973
Quest Diagnostics, Inc.(1)                                45            4,137
Tenet Healthcare Corp.(1)                                 43            3,155
UnitedHealth Group, Inc. Class A                          48            4,215
------------------------------------------------------------------------------
                                                                     $ 15,480
------------------------------------------------------------------------------

Household Products -- 1.0%
------------------------------------------------------------------------------
Kimberly-Clark Corp.                                      44         $  2,865
Unilever NV                                               71            4,594
------------------------------------------------------------------------------
                                                                     $  7,459
------------------------------------------------------------------------------

Industrial Equipment -- 1.7%
------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                 57         $  4,110
Johnson Control,  Inc.                                    96            8,280
------------------------------------------------------------------------------
                                                                     $ 12,390
------------------------------------------------------------------------------

Information Services -- 0.4%
------------------------------------------------------------------------------
Automatic Data Processing, Inc.                           55         $  2,796
------------------------------------------------------------------------------

Insurance -- 4.3%
------------------------------------------------------------------------------
Allstate Corp. (The)                                     111         $  4,411
American International Group, Inc.                       233           16,105
Hartford Financial Services Group, Inc.                   56            3,881
Progressive Corp.                                         72            4,140
XL Capital Ltd. - Class A                                 40            3,774
------------------------------------------------------------------------------
                                                                     $ 32,311
------------------------------------------------------------------------------

Investment Services -- 1.3%
------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                            39         $  2,301
Merrill Lynch & Co., Inc.                                101            4,236
Morgan Stanley Dean Witter & Co.                          61            2,911
------------------------------------------------------------------------------
                                                                     $  9,448
------------------------------------------------------------------------------

Machinery -- 0.9%
------------------------------------------------------------------------------
Deere and Co.                                            145         $  6,490
------------------------------------------------------------------------------

Manufacturing -- 0.7%
------------------------------------------------------------------------------
Danaher Corp.                                             74         $  5,297
------------------------------------------------------------------------------

Medical - Biomed/Genetics -- 0.6%
------------------------------------------------------------------------------
Amgen, Inc.(1)                                            81         $  4,283
------------------------------------------------------------------------------

Medical - Drugs -- 6.1%
------------------------------------------------------------------------------
Biogen, Inc.(1)                                           54         $  2,347
Cardinal Health, Inc.                                     36            2,493
Lilly (Eli) & Co.                                         81            5,350
Merck & Co., Inc.                                         66            3,586
Pfizer, Inc.                                             793           28,826
Pharmacia Corp.                                           81            3,340
------------------------------------------------------------------------------
                                                                     $ 45,942
------------------------------------------------------------------------------

Medical Products -- 3.1%
------------------------------------------------------------------------------
Applera Corp. - Applied Biosystems Group                 161         $  2,756
Baxter International, Inc.                                83            4,723
Becton, Dickinson and Co.                                 90            3,345
Johnson & Johnson Co.                                    187           11,942
Viasys Healthcare Inc.                                     9              182
------------------------------------------------------------------------------
                                                                     $ 22,948
------------------------------------------------------------------------------

Metals - Industrial -- 0.4%
------------------------------------------------------------------------------
Alcan Ltd.                                                76         $  2,784
------------------------------------------------------------------------------

Mining -- 0.3%
------------------------------------------------------------------------------
Newmont Mining Corp. Hldg Co.                             82         $  2,338
------------------------------------------------------------------------------

Mortgage - Loans -- 0.5%
------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                       88         $  4,110
------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 1.0%
------------------------------------------------------------------------------
Baker Hughes, Inc.                                        82         $  3,090
Halliburton Co.                                           20              340
Marathon Oil Corp.                                        89            2,586
Schlumberger Ltd.                                         28            1,533
------------------------------------------------------------------------------
                                                                     $  7,549
------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 2.0%
------------------------------------------------------------------------------
Apache Corp.                                              30         $  1,750
Devon Energy Corp.                                        64            3,156
EOG Resources, Inc.                                       69            2,936
Nabors Industries, Inc.                                   80            3,644
Noble Drilling Corp.(1)                                   80            3,468
------------------------------------------------------------------------------
                                                                     $ 14,954
------------------------------------------------------------------------------

Oil and Gas - Integrated -- 3.6%
------------------------------------------------------------------------------
Amerada Hess Corp.                                        52         $  3,998
ChevronTexaco Corp.                                       58            5,029
Conoco, Inc.                                             135            3,787
Exxon Mobil Corp.                                        280           11,248
Phillips Petroleum Co.                                    48            2,871
------------------------------------------------------------------------------
                                                                     $ 26,933
------------------------------------------------------------------------------

Paper and Forest Products -- 0.2%
------------------------------------------------------------------------------
Weyerhaeuser Co.                                          27         $  1,609
------------------------------------------------------------------------------

Paper Products -- 0.3%
------------------------------------------------------------------------------
MeadWestvaco Corp.                                        70         $  2,055
------------------------------------------------------------------------------

Printing and Business Products -- 0.5%
------------------------------------------------------------------------------
Lexmark International, Inc.(1)                            61         $  3,647
------------------------------------------------------------------------------

Publishing -- 1.0%
------------------------------------------------------------------------------
Gannett Co., Inc.                                         22         $  1,613
Knight-Ridder, Inc.                                       32            2,144
McGraw-Hill Cos., Inc. (The)                              27            1,728
Meredith Corp.                                            45            1,927
------------------------------------------------------------------------------
                                                                     $  7,412
------------------------------------------------------------------------------

Radio -- 0.5%
------------------------------------------------------------------------------
Westwood One, Inc.(1)                                    100         $  3,600
------------------------------------------------------------------------------

Retail - Building Products -- 1.0%
------------------------------------------------------------------------------
Home Depot, Inc. (The)                                   160         $  7,419
------------------------------------------------------------------------------

Retail - Discount -- 3.3%
------------------------------------------------------------------------------
Target Corp.                                             141         $  6,155
TJX Companies, Inc.                                      210            9,152
Wal-Mart Stores, Inc.                                    167            9,329
------------------------------------------------------------------------------
                                                                     $ 24,636
------------------------------------------------------------------------------

Retail - Electronics -- 1.2%
------------------------------------------------------------------------------
Best Buy Co., Inc.(1)                                    125         $  9,294
------------------------------------------------------------------------------

Retail - Food and Drug -- 0.8%
------------------------------------------------------------------------------
Kroger Co. (The)(1)                                      153         $  3,484
Walgreen Co.                                              76            2,870
------------------------------------------------------------------------------
                                                                     $  6,354
------------------------------------------------------------------------------

Retail - Office Supplies -- 1.2%
------------------------------------------------------------------------------
Staples, Inc.(1)                                         448         $  8,947
------------------------------------------------------------------------------

Semiconductor Equipment -- 0.7%
------------------------------------------------------------------------------
Applied Materials, Inc.(1)                               216         $  5,253
------------------------------------------------------------------------------

Software Services -- 2.3%
------------------------------------------------------------------------------
Microsoft Corp.(1)                                       253         $ 13,222
Oracle Corp.(1)                                          388            3,895
------------------------------------------------------------------------------
                                                                     $ 17,117
------------------------------------------------------------------------------

Technology -- 0.7%
------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                   362         $  5,303
------------------------------------------------------------------------------

Telecommunications Equipment -- 1.1%
------------------------------------------------------------------------------
Motorola, Inc.                                           278         $  4,281
Scientific-Atlanta, Inc.                                 195            3,900
------------------------------------------------------------------------------
                                                                     $  8,181
------------------------------------------------------------------------------

Telecommunications Services -- 0.3%
------------------------------------------------------------------------------
AT&T Corp.                                               188         $  2,467
------------------------------------------------------------------------------

Utilities -- 2.5%
------------------------------------------------------------------------------
NSTAR                                                    216         $  9,893
Peabody Energy Corp.                                     128            3,460
PPL Corp.                                                145            5,526
------------------------------------------------------------------------------
                                                                     $ 18,879
------------------------------------------------------------------------------

Wireless Communication Services -- 0.5%
------------------------------------------------------------------------------
Nextel Communications, Inc. Class A(1)                   641         $  3,532
------------------------------------------------------------------------------

Total Common Stocks
  (identified cost $730,344)                                         $742,833
------------------------------------------------------------------------------

Total Investments -- 99.4%
  (identified cost $730,344)                                         $742,833
------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.6%                               $  4,130
------------------------------------------------------------------------------

Net Assets -- 100.0%                                                 $746,963
------------------------------------------------------------------------------

(1) Non-income producing security.

    See notes to financial statements


Eaton Vance Equity Research Fund as of April 30, 2002
FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities

As of April 30, 2002

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $730,344)                                        $742,833
Receivable for investments sold                                        13,613
Dividends receivable                                                      768
Receivable from the Administrator                                      22,684
------------------------------------------------------------------------------
Total assets                                                         $779,898
------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Payable for investments purchased                                    $ 12,782
Due to bank                                                             3,232
Accrued expenses                                                       16,921
------------------------------------------------------------------------------
Total liabilities                                                    $ 32,935
------------------------------------------------------------------------------
Net Assets for 73,815 shares of beneficial interest outstanding      $746,963
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                                                      $744,769
Accumulated net realized loss
  (computed on the basis of identified cost)                           (9,953)
Accumulated net investment loss                                          (342)
Net unrealized appreciation
  (computed on the basis of identified cost)                           12,489
------------------------------------------------------------------------------
Total                                                                $746,963
------------------------------------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share
------------------------------------------------------------------------------
($746,963 (divided by) 73,815 shares of beneficial
interest outstanding)                                                $  10.12
------------------------------------------------------------------------------


Statement of Operations

For the Period Ended
April 30, 2002(1)

Investment Income
------------------------------------------------------------------------------
Dividends (net of foreign taxes, $2)                                 $  4,336
Interest                                                                   69
------------------------------------------------------------------------------
Total investment income                                              $  4,405
------------------------------------------------------------------------------
Expenses --
  Investment adviser fee                                             $  2,206
  Administration fee                                                      509
  Service fees                                                            849
  Custodian fee                                                        14,262
  Legal and accounting services                                         6,398
  Printing and postage                                                  2,114
  Registration fees                                                       986
  Transfer and dividend disbursing agent fees                             199
  Miscellaneous                                                           251
------------------------------------------------------------------------------
Total expenses                                                       $ 27,774
------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee                                         $    343
  Preliminary allocation of expenses to the Administrator              22,684
------------------------------------------------------------------------------
Total expense reductions                                             $ 23,027
------------------------------------------------------------------------------
Net expenses                                                         $  4,747
------------------------------------------------------------------------------
Net investment loss                                                  $   (342)
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                    $ (9,953)
------------------------------------------------------------------------------
Net realized loss                                                    $ (9,953)
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                                $ 12,489
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 $ 12,489
------------------------------------------------------------------------------
Net realized and unrealized gain                                     $  2,536
------------------------------------------------------------------------------
Net increase in net assets from operations                           $  2,194
------------------------------------------------------------------------------

(1) For the period from the start of business, November 1, 2001, to April 30, 2002.

    See notes to financial statements


Eaton Vance Equity Research Fund as of April 30, 2002
FINANCIAL STATEMENTS (UNAUDITED) CONT'D

Statements of Changes in Net Assets

                                                                 Period Ended
Increase (Decrease)                                             April 30, 2002
in Net Assets                                                   (Unaudited)(1)
------------------------------------------------------------------------------
From operations --
  Net investment loss                                                $   (342)
  Net realized loss                                                    (9,953)
  Net change in unrealized appreciation (depreciation)                 12,489
------------------------------------------------------------------------------
Net increase in net assets from operations                           $  2,194
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares                                       $750,172
  Cost of shares redeemed                                              (5,413)
------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions              $744,759
------------------------------------------------------------------------------
Net increase in net assets                                           $746,953
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                                               $     10
------------------------------------------------------------------------------
At end of period                                                     $746,963
------------------------------------------------------------------------------

Accumulated net investment loss included in net assets
------------------------------------------------------------------------------
At end of period                                                     $   (342)
------------------------------------------------------------------------------

(1) For the period from the start of business, November 1, 2001, to April 30, 2002.

    See notes to financial statements


Eaton Vance Equity Research Fund as of April 30, 2002
FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                               Period Ended
                                                              April 30, 2002
                                                               (Unaudited)(1)
------------------------------------------------------------------------------
Net asset value -- Beginning of period                             $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                                                $(0.005)
Net realized and unrealized gain                                     0.125
------------------------------------------------------------------------------
Total income from operations                                       $ 0.120
------------------------------------------------------------------------------
Net asset value -- End of period                                   $10.120
------------------------------------------------------------------------------
Total Return(2)                                                       1.20%
------------------------------------------------------------------------------

Ratios/Supplemental Data*
------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                          $   747
Ratios (As a percentage of average daily net assets):
  Net expenses                                                        1.50%(3)
  Net expenses after custodian fee reduction                          1.40%(3)
  Net investment loss                                                (0.10)%(3)

Portfolio Turnover                                                      37%
------------------------------------------------------------------------------

* The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and the net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses                                                            8.14%(3)
  Expenses after custodian fee reduction                              8.04%(3)
  Net investment loss                                                (6.74)%(3)
  Net investment loss per share                                    $(0.337)
------------------------------------------------------------------------------

(1) For the period from the start of business, November 1, 2001, to April 30, 2002.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(3) Annualized.

    See notes to financial statements


Eaton Vance Equity Research Fund as of April 30, 2002
NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-----------------------------------------------------------------------------
Eaton Vance Equity Research Fund (the Fund) is a diversified series of
Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market system generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are valued at fair value as determined in good faith by or at the direction of the Trustees.

B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

G Interim Financial Statements -- The interim financial statements relating to April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-----------------------------------------------------------------------------
It is the present policy of the Fund to distribute semi-annually substantially all of the net investment income of the Fund and to distribute, at least annually, substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-----------------------------------------------------------------------------
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                              Period Ended
                                             April 30, 2002
                                             (Unaudited)(1)
-----------------------------------------------------------------------------
Sales                                             74,334
Redemptions                                         (520)
-----------------------------------------------------------------------------
Net increase                                      73,814
-----------------------------------------------------------------------------

(1) For the period from the start of business, November 1, 2001, to April 30, 2002.

4 Investment Adviser Fee and
  Other Transactions with Affiliates
-----------------------------------------------------------------------------
The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee equal to 0.65% (annually) of the average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2002, the fee amounted to $2,206. An administrative fee is earned by EVM as compensation for administering certain business affairs of the Fund. The fee is equal to 0.15% (annually) of the average daily net assets of the Fund and amounted to $509 for the six months ended April 30, 2002. To reduce the net investment loss of the Fund, the Administrator was allocated $22,684 of the Fund's operating expenses.

Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organization.

5 Service Plan
-----------------------------------------------------------------------------
The Trust has in effect a Service Plan (the Plan) for the Fund that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended April 30, 2002 amounted to $849.

6 Investment Transactions
-----------------------------------------------------------------------------
Purchases and sales of investments, other than short-term obligations, aggregated $983,438 and $243,140 respectively for the six months ended
April 30, 2002.

7 Federal Income Tax Basis of Unrealized
  Appreciation (Depreciation)
-----------------------------------------------------------------------------
The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:

Aggregate cost                                $730,344
-----------------------------------------------------------------------------
Gross unrealized appreciation                 $ 55,312
Gross unrealized depreciation                  (42,823)
-----------------------------------------------------------------------------
Net unrealized appreciation                   $ 12,489
-----------------------------------------------------------------------------


Eaton Vance Equity Research Fund as of April 30, 2002
INVESTMENT MANAGEMENT

Eaton Vance Equity Research Fund

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President and
Portfolio Coordinator

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant


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Investment Adviser and Administrator of Eaton Vance Equity Research Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                   EATON VANCE FUNDS
                 EATON VANCE MANAGEMENT
              BOSTON MANAGEMENT AND RESEARCH
               EATON VANCE DISTRIBUTORS, INC.

                    PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

* Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
                    1-800-262-1122

Eaton Vance Equity Research Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109
-----------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-----------------------------------------------------------------------------
1325-6/02                                                           E-ERSRC